UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND

ICM SMALL COMPANY PORTFOLIO

ANNUAL REPORT                                                   OCTOBER 31, 2008

                                   (GRAPHIC)

                               INVESTMENT ADVISER:

                     INVESTMENT COUNSELORS OF MARYLAND, LLC

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2008

                                TABLE OF CONTENTS

Shareholders' Letter ......................................................    1

Schedule of Investments ...................................................    5

Statement of Assets and Liabilities .......................................   11

Statement of Operations ...................................................   12

Statement of Changes in Net Assets ........................................   13

Financial Highlights ......................................................   14

Notes to Financial Statements .............................................   15

Report of Independent Registered Public Accounting Firm ...................   23

Disclosure of Portfolio Expenses ..........................................   24

Trustees and Officers of The Advisors' Inner Circle Fund ..................   26

Notice to Shareholders ....................................................   34

The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-234-5426; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2008

Dear Shareholder:

The S&P 500 Index reached a record high of 1,565.15 in early October 2007. Over the next eleven months, the U.S. equity market moved sporadically lower. In mid-September 2008, the credit markets around the world essentially stopped functioning, and stock markets here and abroad collapsed in a wave of selling, fed in part by forced liquidations of equity holdings by hedge funds, mutual funds, and insurance companies. On October 27, 2008, the S&P 500 Index closed at 848.92, 46% below the record close reached just a bit more than twelve months ago. In terms of the magnitude and speed of the decline, this has been one of the most vicious bear markets in the last sixty years.

The ICM Small Company Portfolio (the "Portfolio" or the "Fund") performed reasonably well in a relative sense during the first half of the fiscal year ended October 31, 2008. However, the second half of the year saw the Portfolio under-perform its primary benchmark, the Russell 2000 Value Index (the "Index") by a fairly wide margin. As a consequence, the Portfolio underperformed the Index for the entire year.

                                                                    TOTAL RETURNS
                                   -------------------------------------------------------------------------------
                                   1ST FISCAL QTR   2ND FISCAL QTR   3RD FISCAL QTR   4TH FISCAL QTR    FISCAL YEAR
                                   --------------   --------------   --------------   --------------   -------------
                                    NOV. 1, 2007-    FEB. 1, 2008-    MAY 1, 2008-     AUG. 1, 2008-    NOV. 1 2007-
                                    JAN 31, 2008     APR. 30, 2008    JULY 31, 2008    OCT. 31, 2008   OCT. 31, 2008
                                   --------------   --------------   --------------   --------------   -------------
ICM SMALL CO. PORTFOLIO ........       -12.64%           3.39%            -4.05%          -24.23%         -34.34%
Russell 2000 Value Index .......       -12.04%           0.56%            -1.71%          -20.10%         -30.54%
Russell 2000 Index .............       -13.56%           0.75%             0.11%          -24.48%         -34.16%
Russell 2000 Growth Index ......       -14.92%           0.91%             1.68%          -28.83%         -37.87%
S&P 500 Index ..................       -10.55%           1.03%            -8.02%          -23.11%         -36.10%

          PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------
                                             Since Inception
   1 year         5 years       10 years         4/19/89
End 10/31/08   End 10/31/08   End 10/31/08    Thru 10/31/08
------------   ------------   ------------   ---------------
   -34.34%         2.84%          7.94%           11.97%

* THE RETURNS SHOWN FOR THE ICM SMALL COMPANY PORTFOLIO ARE NET OF ALL FEES AND EXPENSES.

     TOTAL ANNUAL FUND OPERATING EXPENSES ARE 0.87%.

     TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS.

     THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MOTH END, PLEASE CALL 1-866-234-5426 OR VISIT OUR WEBSITE AT www.icomd.com.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

There were two primary reasons for the Portfolio's disappointing performance. In last year's Annual Report, we noted that the Portfolio's underweight position in the Financial Services sector was a major reason why the Fund performed so well in Fiscal Year 2007. This year that underweight position was a major negative. Our performance attribution analysis shows that the combination of our relative exposure to Financial Services (17.3% average weight in the Portfolio versus 33.3% in the Index) and poor performance by the Fund's holdings in the sector accounted for virtually all of the underperformance by the Portfolio. We did a particularly poor job with regional banks and REITs, which together make up nearly 20% of the Index.

Second, we did not foresee the severity of the recession now facing the U.S. and most of the developed economies. In the late spring, we significantly reduced the Portfolio's exposure to energy stocks and companies reliant on high commodity prices. We felt that oil prices and other commodity prices would come down materially and that this would bolster consumer spending and corporate profits in general. As a result we continued to believe that the best values could be found in technology,capital spending, and industrial companies. That strategy did not work as the benefits of falling commodity costs were overwhelmed by the credit crunch.

The extraordinary monetary and fiscal steps being taken by the U.S., European, and Asian authorities seem to have quieted fears about the banking system. However, the credit markets have barely begun to thaw and economic activity is being severely impacted. The fourth quarter is going to be very weak and the recovery is likely to be less robust than normal. We believe that the companies owned in the Portfolio are financially capable of weathering this economic storm and improving their position coming out of the recession. We also think that the recovery might very well be less reliant on the consumer and more focused on capital spending than the typical recovery. That being said, housing starts, new home sales, and auto sales are so far below trend that we may be witnessing the low points of these important sectors during the fourth quarter. On a population adjusted basis, auto sales and single family housing starts and sales are at or near lows not seen in the last sixty years.

We certainly do not have any special insight into when this bear market will end and the ultimate level at which the market will bottom out. However, we do believe that the market will recover and, based on history, the upside potential is quite large. Our focus is to make sure we hold companies that can exit this recession in better shape than their competitors, gain market share, and have a very strong recovery in earnings and cash flow.

Respectfully,


/s/ Robert D. McDorman
Robert D. McDorman, Jr.
Principal
Investment Counselors of Maryland, LLC

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

                      DEFINITION OF THE COMPARATIVE INDICES

RUSSELL 2000 VALUE INDEX is a subset of the Russell 2000 Index that contains those securities with lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL 2000 GROWTH INDEX is a subset of the Russell 2000 Index that contains those securities with higher price-to-book ratios and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

S&P 500 INDEX is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

Growth of a $2,500,000 Investment

                              (PERFORMANCE GRAPH)

                AVERAGE ANNUAL TOTAL RETURN
              FOR YEAR ENDED OCTOBER 31, 2008

         Annualized   Annualized   Annualized   Annualized
1 Year     3 Year       5 Year       10 Year     Inception
Return     Return       Return       Return      to Date*
------   ----------   ----------   ----------   ----------
-34.34%    -3.45%        2.84%        7.94%       11.97%

                ICM SMALL
Years Ended on   COMPANY    RUSSELL 2000   RUSSELL 2000
 October 31st   PORTFOLIO       INDEX      VALUE INDEX
--------------  ----------  ------------   ------------
10/31/98        $2,500,000    $2,500,000     $2,500,000
1999             2,496,886     2,871,707      2,518,018
2000             2,989,053     3,371,589      2,953,534
2001             3,420,189     2,943,389      3,112,072
2002             3,483,008     2,602,861      3,130,862
2003             4,667,657     3,731,577      4,392,279
2004             5,269,411     4,169,266      5,182,540
2005             5,964,999     4,672,984      5,858,215
2006             7,132,024     5,606,547      7,199,543
2007             8,176,761     6,126,278      7,346,958
2008             5,368,973     4,033,521      5,103,259

*    THE ICM SMALL COMPANY PORTFOLIO COMMENCED OPERATIONS ON APRIL 19, 1989.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO
GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE PORTFOLIO. THE PORTFOLIO'S PERFORMANCE ASSUMES THE
 REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT
   OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE
 PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                             IN AN UNMANAGED INDEX.

THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE
    PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)+:

                                   (BAR CHART)

Materials & Processing          16.8%
Financial Services              15.9%
Producer Durables               15.1%
Consumer Discretionary          13.1%
Technology                      10.6%
Health Care                      9.6%
Energy                           6.4%
Real Estate Investment Trusts    4.2%
Auto & Transportation            3.8%
Repurchase Agreement             3.5%
Utilities                        1.0%

+ Percentages are based on total investments, not including securities received as collateral for securities lending.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.2%

                                                       SHARES         VALUE
                                                    -----------   --------------
AUTO & TRANSPORTATION -- 3.8%
   BorgWarner ...................................       484,000   $   10,875,480
   Celadon Group* ...............................       705,200        7,538,588
   Commercial Vehicle Group* ....................       562,000          747,460
   Cooper Tire & Rubber .........................     1,423,500       10,861,305
   Marten Transport* ............................       180,000        3,308,400
   Modine Manufacturing .........................        99,700          737,780
   Old Dominion Freight Line* ...................        31,500          955,710
   Quixote ......................................       283,100        1,817,502
   Saia* ........................................       246,300        2,613,243
   Wright Express* ..............................       126,200        1,727,678
                                                                  --------------
                                                                      41,183,146
                                                                  --------------
CONSUMER DISCRETIONARY -- 13.1%
   Brown Shoe ...................................       779,500        8,215,930
   Callaway Golf ................................       640,300        6,697,538
   Carter's* ....................................       504,300       10,711,332
   Columbia Sportswear (A) ......................       296,600       10,935,642
   Ethan Allen Interiors ........................       354,700        6,345,583
   G&K Services, Cl A ...........................       263,300        5,947,947
   Group 1 Automotive ...........................       555,900        5,586,795
   Insight Enterprises* .........................       848,200        8,252,986
   J&J Snack Foods ..............................       269,800        8,460,928
   JOS A Bank Clothiers* (A) ....................       267,800        6,820,866
   Men's Wearhouse ..............................       637,000        9,739,730
   Monro Muffler ................................       121,200        2,609,436
   Movado Group .................................       396,300        6,027,723
   Outdoor Channel Holdings* ....................       231,700        1,853,600

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2008

COMMON STOCK -- CONTINUED

                                                       SHARES         VALUE
                                                    -----------   --------------
CONSUMER DISCRETIONARY -- CONTINUED
   Ralcorp Holdings* ............................       196,100   $   13,272,048
   Regis ........................................       338,700        4,189,719
   Rush Enterprises, Cl A* ......................       179,500        1,681,915
   Rush Enterprises, Cl B* ......................       101,600        1,084,072
   Schawk .......................................       469,400        6,163,222
   THQ* .........................................       852,850        6,353,733
   Toro .........................................       327,400       11,013,736
                                                                  --------------
                                                                     141,964,481
                                                                  --------------
ENERGY -- 6.3%
   Comstock Resources* ..........................       188,100        9,295,902
   Equitable Resources ..........................       211,600        7,344,636
   Oceaneering International* ...................       408,500       11,507,445
   Penn Virginia ................................       496,400       18,451,188
   St. Mary Land & Exploration ..................       433,400       10,787,326
   Tetra Technologies* ..........................       288,600        2,008,656
   Unit* ........................................       252,000        9,460,080
                                                                  --------------
                                                                      68,855,233
                                                                  --------------
FINANCIAL SERVICES -- 15.9%
   AerCap Holdings* .............................       292,200        1,852,548
   Assured Guaranty .............................       530,600        5,958,638
   Berkshire Hills Bancorp ......................       158,300        4,120,549
   Cohen & Steers (A) ...........................       295,200        5,363,784
   Columbia Banking System (A) ..................       588,500        9,368,920
   Compass Diversified Holdings .................       757,400        9,240,280
   CVB Financial ................................     1,190,585       15,072,806
   Delphi Financial Group, Cl A .................       442,900        6,975,675
   Dime Community Bancshares (A) ................       404,300        6,751,810
   Encore Bancshares* (A) .......................       219,300        3,660,117
   Euronet Worldwide* ...........................       423,300        5,045,736
   Financial Federal ............................       213,100        4,933,265
   First Mercury Financial* .....................       578,800        6,245,252
   FNB ..........................................       755,700        9,899,670
   Jack Henry & Associates ......................       457,000        8,687,570
   Meadowbrook Insurance Group ..................       138,610          730,475
   Navigators Group* ............................        30,600        1,545,606
   Prosperity Bancshares ........................       474,900       15,771,429
   Selective Insurance Group ....................       441,500       10,485,625

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2008

COMMON STOCK -- CONTINUED

                                                       SHARES          VALUE
                                                    -----------   --------------
FINANCIAL SERVICES -- CONTINUED
   Sterling Bancshares ..........................       922,300   $    7,341,508
   SVB Financial Group* .........................        91,800        4,723,110
   Trico Bancshares .............................       644,900       13,891,146
   Waddell & Reed Financial, Cl A ...............       597,800        8,680,056
   West Coast Bancorp ...........................       659,800        5,753,456
                                                                  --------------
                                                                     172,099,031
                                                                  --------------
HEALTH CARE -- 9.5%
   Analogic .....................................       111,000        4,901,760
   Bio-Rad Laboratories, Cl A* ..................       224,200       19,142,196
   Cardiac Science* .............................       424,641        3,961,901
   Computer Programs & Systems ..................       310,000        8,583,900
   Conmed* ......................................       603,400       15,809,080
   Dentsply International .......................       302,000        9,174,760
   Medical Action Industries* ...................       411,600        4,733,400
   Omnicare .....................................       339,000        9,346,230
   Orthofix International* ......................        19,900          269,645
   Sirona Dental Systems* .......................       505,000        8,064,850
   Symmetry Medical* ............................       811,000       10,478,120
   West Pharmaceutical Services .................       223,500        8,922,120
                                                                  --------------
                                                                     103,387,962
                                                                  --------------
MATERIALS & PROCESSING -- 16.7%
   Acuity Brands ................................       267,700        9,358,792
   Albany International, Cl A (A) ...............       446,100        6,495,216
   Aptargroup ...................................       741,000       22,467,120
   Beacon Roofing Supply* .......................       788,400       10,785,312
   Brady, Cl A ..................................       231,800        7,185,800
   Carpenter Technology .........................       394,300        7,136,830
   Comfort Systems USA ..........................       892,800        8,329,824
   Cytec Industries .............................       191,100        5,411,952
   Ferro ........................................       171,800        2,659,464
   Gibraltar Industries .........................       591,900        7,842,675
   HFF, Cl A* ...................................       407,200        1,034,288
   Interline Brands* ............................       876,900        9,330,216
   Kaydon .......................................       329,100       10,995,231
   Michael Baker* ...............................       320,300        7,632,749
   Minerals Technologies ........................       199,500       11,323,620

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2008

COMMON STOCK -- CONTINUED

                                                       SHARES          VALUE
                                                    -----------   --------------
MATERIALS & PROCESSING -- CONTINUED
   NN ...........................................       357,300   $    2,576,133
   Northwest Pipe* (A) ..........................       175,000        5,027,750
   OM Group* ....................................       512,000       10,926,080
   Quanex Building Products .....................       486,200        4,453,592
   Rogers* ......................................       359,200       10,811,920
   Spartech .....................................       607,400        3,863,064
   Watsco .......................................       323,200       13,280,288
   Zep ..........................................       116,600        2,454,430
                                                                  --------------
                                                                     181,382,346
                                                                  --------------
PRODUCER DURABLES -- 15.1%
   Actuant, Cl A ................................       684,300       12,269,499
   Ametek .......................................       559,050       18,588,412
   ATMI* ........................................       591,100        7,187,776
   Belden CDT (A) ...............................       357,200        7,444,048
   CTS ..........................................       385,100        2,691,849
   Cymer* .......................................       393,800        9,636,286
   Diebold ......................................       386,600       11,489,752
   Entegris* (A) ................................     1,712,659        4,607,053
   ESCO Technologies* (A) .......................       273,600        9,439,200
   Esterline Technologies* ......................       232,900        8,396,045
   Heico, Cl A ..................................       310,500        8,715,735
   Itron* .......................................        83,900        4,067,472
   Kaman ........................................       640,400       16,349,412
   Littelfuse* ..................................       382,000        7,128,120
   MDC Holdings .................................       141,700        4,765,371
   Measurement Specialties* .....................       425,700        4,546,476
   Nordson ......................................        94,000        3,471,420
   Regal-Beloit .................................       302,200        9,839,632
   Tennant ......................................       273,400        6,859,606
   Triumph Group ................................       142,300        6,241,278
                                                                  --------------
                                                                     163,734,442
                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS -- 4.2%
   Brandywine Realty Trust ......................       386,630        3,340,483
   Camden Property Trust ........................       157,400        5,305,954
   CapLease (A) .................................     1,389,000        9,375,750
   First Industrial Realty Trust ................       186,000        1,923,240
   Hersha Hospitality Trust (A) .................       696,400        2,931,844

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2008

COMMON STOCK -- CONTINUED

                                                       SHARES          VALUE
                                                    -----------   --------------
REAL ESTATE INVESTMENT TRUSTS -- CONTINUED
   Kite Realty Group Trust ......................       640,400   $    3,893,632
   LaSalle Hotel Properties .....................       300,400        4,229,632
   Lexington Realty Trust .......................       341,100        2,739,033
   Liberty Property Trust .......................       169,700        4,047,345
   Mack-Cali Realty .............................        96,900        2,201,568
   Parkway Properties ...........................       213,300        3,679,425
   Ramco-Gershenson Properties ..................       134,900        1,777,982
                                                                  --------------
                                                                      45,445,888
                                                                  --------------
TECHNOLOGY -- 10.6%
   American Reprographics* ......................       654,000        6,958,560
   Avocent* .....................................       518,000        7,780,360
   Black Box ....................................       365,500       11,114,855
   CommScope* ...................................       661,700        9,733,607
   Emulex* ......................................       957,400        9,095,300
   Formfactor* ..................................       159,000        2,769,780
   Kemet* .......................................       465,100          274,409
   Kenexa* ......................................       754,600        6,723,486
   Macrovision Solutions* .......................       363,200        4,024,256
   ON Semiconductor* ............................     1,541,920        7,879,211
   PDF Solutions* ...............................       704,300        2,112,900
   Plexus* ......................................       432,800        8,076,048
   Progress Software* ...........................       536,300       12,302,722
   Semtech* .....................................       589,600        7,145,952
   Silicon Motion Technology* ...................       271,600          945,168
   Tekelec* (A) .................................       806,800       10,238,292
   Trimble Navigation* ..........................       126,200        2,595,934
   Xyratex* .....................................       860,600        4,819,360
                                                                  --------------
                                                                     114,590,200
                                                                  --------------
UTILITIES -- 1.0%
   Cleco ........................................       232,900        5,359,029
   Iowa Telecommunications Services .............       372,400        5,630,688
                                                                  --------------
                                                                      10,989,717
                                                                  --------------
   TOTAL COMMON STOCK
      (Cost $1,213,269,755) .....................                  1,043,632,446
                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2008

CORPORATE BOND -- 1.0%

                                                        FACE
                                                       AMOUNT/
                                                       SHARES          VALUE
                                                    -----------   --------------
   General Electric Capital Corporation MTN
      0.430%, 01/05/09 (B)(C)
      (Cost $11,000,000) ........................   $11,000,000   $   11,000,000
                                                                  --------------
CASH EQUIVALENT -- 0.1%
   JPMorgan Prime Money Market Fund, 2.665%(C)(D)
      (Cost $1,000,000) .........................     1,000,000        1,000,000
                                                                  --------------
REPURCHASE AGREEMENTS -- 3.5%
   HSBC
      0.100%, dated 10/31/08, to be repurchased
      on 11/03/08, repurchase price $37,366,077
      (collateralized by a U.S. Treasury
      Bill, par value $38,615,000, 1.328%,
      10/22/09; total market value $38,114,936)..    37,365,973       37,365,973
   Greenwich Capital
      0.500%, dated 10/31/08, to be repurchased
      on 11/03/08, repurchase price $531,578
      (collateralized by various corporate
      obligations, ranging in par value of
      $450,000-$460,000, 3.809%-5.520%,
      02/25/37-05/25/47; total market value
      $558,222) (C) .............................       531,571          531,571
                                                                  --------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $37,897,544) ........................                     37,897,544
                                                                  --------------
   TOTAL INVESTMENTS -- 100.8%
      (Cost $1,263,167,299) .....................                 $1,093,529,990
                                                                  --------------

PERCENTAGES ARE BASED ON NET ASSETS OF $1,084,555,130.

*    NON-INCOME PRODUCING SECURITY.

(A) THESE SECURITIES OR A PARTIAL POSITION OF THESE SECURITIES WERE ON LOAN. THE TOTAL VALUE OF SECURITIES ON LOAN AS OF OCTOBER 31, 2008 WAS $11,977,852.

(B) FLOATING RATE SECURITY. RATE DISCLOSED IS RATE IN EFFECT AS OF OCTOBER 31, 2008.

(C) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2008 WAS $12,531,571.

(D)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

CL   CLASS

MTN  MEDIUM TERM NOTE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2008

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
   Investments at Market Value+ (Cost $1,225,269,755) ..   $1,055,632,446
   Repurchase Agreements at Value (Cost $37,897,544) ...       37,897,544
   Receivable for Investment Securities Sold ...........        5,052,894
   Receivable for Capital Shares Sold ..................        2,644,854
   Dividend and Interest Receivable ....................          695,502
   Prepaid Expenses ....................................           12,948
                                                           --------------
      TOTAL ASSETS .....................................    1,101,936,188
                                                           --------------
LIABILITIES:
   Payable Upon Return of Securities on Loan ...........       12,531,571
   Payable for Investment Securities Purchased .........        1,639,728
   Payable for Capital Shares Redeemed .................        1,059,612
   Payable due to Custodian ............................        1,138,162
   Payable due to Investment Advisor ...................          664,706
   Payable due to Administration .......................           65,510
   Chief Compliance Officer Fees Payable ...............            3,020
   Payable due to Trustees .............................            2,227
   Other Accrued Expenses ..............................          276,522
                                                           --------------
      TOTAL LIABILITIES ................................       17,381,058
                                                           --------------
   NET ASSETS ..........................................   $1,084,555,130
                                                           ==============
NET ASSETS CONSIST OF:
   Paid-in Capital .....................................   $1,127,021,826
   Undistributed Net Investment Income .................        1,378,302
   Accumulated Net Realized Gain on Investments ........      125,792,311
   Net Unrealized Depreciation on Investments ..........     (169,637,309)
                                                           --------------
   NET ASSETS ..........................................   $1,084,555,130
                                                           ==============
INSTITUTIONAL SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization -- no par value) ...........       46,665,614
                                                           --------------
NET ASSET VALUE, Offering and Redemption
   Price Per Share .....................................   $        23.24
                                                           ==============

+    INCLUDES MARKET VALUE OF SECURITIES ON LOAN OF $11,977,852.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     ICM SMALL COMPANY
                                                    PORTFOLIO FOR THE
                                                    YEAR ENDED OCTOBER 31, 2008

STATEMENT OF OPERATIONS

INVESTMENT INCOME
   Dividends ...........................................   $  15,931,210
   Interest ............................................       1,296,367
   Securities Lending ..................................       1,716,639
                                                           -------------
      TOTAL INCOME .....................................      18,944,216
                                                           -------------
EXPENSES
   Investment Advisory Fees ............................      10,242,796
   Administration Fees .................................         910,452
   Chief Compliance Officer Fees .......................          10,613
   Trustees' Fees ......................................           7,999
   Shareholder Servicing Fees ..........................       1,102,422
   Transfer Agent Fees .................................         111,097
   Printing Fees .......................................          77,139
   Custodian Fees ......................................          70,167
   Legal Fees ..........................................          33,842
   Registration and Filing Fees ........................          25,507
   Audit Fees ..........................................          19,766
   Other Expenses ......................................          41,747
                                                           -------------
      TOTAL EXPENSES ...................................      12,653,547
Less: Fees Paid Indirectly (See Note 4) ................          (2,951)
                                                           -------------
      NET EXPENSES .....................................      12,650,596
                                                           -------------
NET INVESTMENT INCOME ..................................       6,293,620
                                                           -------------
NET REALIZED GAIN ON INVESTMENTS .......................     127,135,613
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS ...    (714,139,137)
                                                           -------------
TOTAL NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ..    (587,003,524)
                                                           -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...   $(580,709,904)
                                                           =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                       YEAR             YEAR
                                                                       ENDED            ENDED
                                                                    OCTOBER 31,      OCTOBER 31,
                                                                       2008             2007
                                                                  --------------   --------------
OPERATIONS:
   Net Investment Income ......................................   $    6,293,620   $    6,881,652
   Net Realized Gain on Investments ...........................      127,135,613      215,064,654
   Net Change in Unrealized Depreciation on Investments .......     (714,139,137)        (460,890)
                                                                  --------------   --------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS .........................................     (580,709,904)     221,485,416
                                                                  --------------   --------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ......................................       (7,942,526)      (7,664,873)
   Net Realized Gain ..........................................     (214,263,593)    (212,222,404)
                                                                  --------------   --------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS .......................     (222,206,119)    (219,887,277)
                                                                  --------------   --------------
CAPITAL SHARE TRANSACTIONS:
   Issued .....................................................      330,978,024      320,565,828
   In Lieu of Cash Distributions ..............................      213,359,661      212,335,726
   Redeemed ...................................................     (346,931,920)    (361,465,840)
                                                                  --------------   --------------
   NET INCREASEIN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ..      197,405,765      171,435,714
                                                                  --------------   --------------
      TOTAL INCREASE (DECREASE) IN NET ASSETS .................     (605,510,258)     173,033,853
NET ASSETS:
   Beginning of Year ..........................................    1,690,065,388    1,517,031,535
                                                                  --------------   --------------
   End of Year ................................................   $1,084,555,130   $1,690,065,388
                                                                  ==============   ==============
   Undistributed Net Investment Income ........................   $    1,378,302   $    1,614,594
                                                                  ==============   ==============
SHARE TRANSACTIONS:
   Issued .....................................................       10,600,305        8,060,662
   In Lieu of Cash Distributions ..............................        6,397,643        5,643,306
   Redeemed ...................................................      (11,341,303)      (9,061,484)
                                                                  --------------   --------------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS .        5,656,645        4,642,484
                                                                  ==============   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                            YEARS ENDED OCTOBER 31,
                                       -----------------------------------------------------------------
                                          2008            2007         2006         2005         2004
                                       ----------      ----------   ----------   ----------   ----------
Net Asset Value,
   Beginning of Year ...............   $    41.21      $    41.72   $    37.19   $    34.88   $    30.95
                                       ----------      ----------   ----------   ----------   ----------
Income from Operations:
   Net Investment Income (Loss)* ...         0.14            0.17        (0.01)       (0.03)        0.05
   Net Realized and
      Unrealized Gain (Loss) .......       (12.66)           5.33         6.95         4.57         3.94
                                       ----------      ----------   ----------   ----------   ----------
Total from Operations ..............       (12.52)           5.50         6.94         4.54         3.99
                                       ----------      ----------   ----------   ----------   ----------
Dividends and Distributions:
   Net Investment Income ...........        (0.17)          (0.18)          --        (0.01)       (0.06)
   Net Realized Gain ...............        (5.28)          (5.83)       (2.41)       (2.22)          --
                                       ----------      ----------   ----------   ----------   ----------
Total Dividends and
   Distributions ...................        (5.45)          (6.01)       (2.41)       (2.23)       (0.06)
                                       ----------      ----------   ----------   ----------   ----------
Net Asset Value,
   End of Year .....................   $    23.24      $    41.21   $    41.72   $    37.19   $    34.88
                                       ==========      ==========   ==========   ==========   ==========
TOTAL RETURN+ ......................       (34.34)%         14.65%       19.56%       13.20%       12.89%
                                       ==========      ==========   ==========   ==========   ==========
RATIOS AND SUPPLEMENTAL DATA
Net Assets,
   End of Year (Thousands) .........   $1,084,555      $1,690,065   $1,517,032   $1,476,941   $1,382,920
Ratio of Expenses to
   Average Net Assets ..............         0.87%(1)        0.87%        0.90%        0.87%        0.88%
Ratio of Net Investment
   Income (Loss) to
   Average Net Assets ..............         0.44%           0.42%       (0.03)%      (0.08)%       0.14%
Portfolio Turnover Rate ............           29%             35%          21%          17%          22%

(1) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 0.87%.

*    PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

     AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2008

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

THE ADVISORS'INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 34 portfolios. The financial statements herein are those of the ICM Small Company Portfolio (the "Portfolio"). The Portfolio seeks maximum, long-term total return consistent with reasonable risk to principal by investing primarily in common stocks of smaller companies measured in terms of revenues and assets and, more importantly, in terms of market capitalization. The Portfolio normally seeks to achieve its objective by investing at least 80% of its net assets at the time of initial purchase in common stocks of companies that have market capitalizations that are under $2 billion. The Portfolio may invest in equity securities listed on the New York and American Stock Exchanges or traded on the over-the-counter markets operated by the FINRA. The Portfolio invests mainly in common stocks, but it may also invest in other types of equity securities. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Portfolio.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

     Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2008, there were no fair valued securities.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriated provisions of the Subchapter M of the Internal Revenue Code of

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

     1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

     On November 1, 2007, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized.

     The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the Fund's financial statements, and therefore the Fund did not record any tax expense in the current period. If the Fund were to record a tax expense as a result of the adoption of FIN 48, the tax expense would include any interest and penalties.

     The Fund files U. S. federal income tax returns and if applicable, returns in various foreign jurisdictions in which it invests. While the statute of limitations remains open to examine the Fund's U.S. federal income tax returns filed for the fiscal years 2005 to 2008, no examinations are in progress or anticipated at this time. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis on the settlement date. REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

     default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from Real Estate Investment Trusts ("REIT").

     INVESTMENTS IN REITS -- With respect to the Portfolio, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by the Board.

4. ADMINISTRATION,DISTRIBUTION,SHAREHOLDER SERVICING,TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $245,000 for two

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

portfolios, plus $75,000 per additional portfolio, plus $15,000 per additional class or 0.10% of the first $250 million, 0.08% of the next $250 million, 0.07% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Investment Counselors of Maryland, LLC. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

The Portfolio may earn cash management credits which can be used to offset transfer agent expenses. During the year ended October 31, 2008, the Portfolio earned credits of $2,951 which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

5.INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Investment Counselors of Maryland, LLC (the "Adviser"), owned in part by Investment Counselors of Maryland, Inc. and ICM Management LLC, a company wholly-owned by eight officers of the Adviser, provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio's average daily net assets. Old Mutual (US) Holdings Inc., through its ownership of the Former Adviser, retains a partial ownership interest in the Adviser.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

6.INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from security sales, other than long-term U.S. Government securities and short-term investments, were $417,507,541 and $434,653,724, respectively, for the year ended October 31, 2008. There were no purchases or sales of long-term U.S. Government securities.

7.FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to REIT adjustments and distribution reclassifications, have been reclassified to/from the following accounts as of October 31, 2008:

UNDISTRIBUTED    ACCUMULATED
NET INVESTMENT   NET REALIZED
   INCOME         GAIN (LOSS)
--------------   ------------
$1,412,614       $(1,412,614)

These reclassifications had no effect on the net assets or net asset value of the Portfolio.

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

        ORDINARY      LONG-TERM
         INCOME      CAPITAL GAIN      TOTAL
       -----------   ------------   ------------
2008   $19,114,127   $203,091,992   $222,206,119
2007    32,931,871    186,955,406    219,887,277

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

As of October 31, 2008, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

Undistributed Ordinary Income          $   1,378,304
Undistributed Long-Term Capital Gain     125,721,368
Unrealized Depreciation                 (169,566,368)
                                       -------------
Total Distributable Earnings           $ (42,466,696)
                                       =============

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at October 31, 2008, were as follows:

                  AGGREGATE       AGGREGATE
                    GROSS           GROSS
   FEDERAL        UNREALIZED      UNREALIZED    NET UNREALIZED
  TAX COST       APPRECIATION    DEPRECIATION    DEPRECIATION
--------------   ------------   -------------   --------------
$1,263,096,358   $177,522,525   $(347,088,893)  $ (169,566,368)

8. OTHER:

At October 31, 2008, there was one shareholder who held 11% of the total outstanding shares. This shareholder was comprised of omnibus accounts that were held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9.LOANS OF PORTFOLIO SECURITIES:

The fund may lend portfolio securities having a market value up to one-third of the Portfolio's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It's the Portfolio's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of the

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

At October 31, 2008, securities with an aggregate value of $11,977,852 were on loan to brokers. The loans were secured by cash collateral of $12,531,571 received by the Fund and subsequently invested in short-term money market instruments. For the year ended October 31, 2008, the Portfolio received dividends on cash collateral investments of $2,921 for securities lending transactions, which are net of compensation to counterparties.

10. ACCOUNTING PRONOUNCEMENTS:

In September 2006, FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS ("SFAS") NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2008, the Portfolio does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Funds' financial statements and related disclosures.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
ICM Small Company Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of ICM Small Company Portfolio (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Fund") at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2008

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Portfolio's costs in two ways.

- ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense from the Portfolio's gross investment return.

     You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED) (CONCLUDED)

                          BEGINNING     ENDING                 EXPENSES
                           ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                            VALUE       VALUE       EXPENSE     DURING
                           05/01/08    10/31/08     RATIOS      PERIOD*
                          ---------   ---------   ----------   --------
ACTUAL PORTFOLIO RETURN   $1,000.00   $  727.00      0.86%       $3.73
HYPOTHETICAL 5% RETURN     1,000.00    1,020.81      0.86         4.37

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-234-5426. The following chart lists Trustees and Officers as of October 31, 2008.

                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                                                                      IN THE
                                                                                     ADVISORS'
                                           TERM OF                                 INNER CIRCLE
                         POSITION(S)      OFFICE AND                                   FUND
    NAME,ADDRESS,          HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY      OTHER DIRECTORSHIPS
        AGE(1)            THE TRUST     TIME SERVED(2)     DURING PAST 5 YEARS     BOARD MEMBER     HELD BY BOARD MEMBER(3)
---------------------   -------------   --------------   -----------------------   ------------   -------------------------
INTERESTED BOARD
MEMBERS

ROBERT A.NESHER          Chairman of     (Since 1991)    Currently performs             34        Trustee of The Advisors'
62 yrs. od               the Board of                    various services on                      Inner Circle Fund II,
                           Trustees                      behalf of SEI                            Bishop Street Funds, SEI
                                                         Investments for which                    Asset Allocation Trust,
                                                         Mr. Nesher is                            SEI Daily Income Trust,
                                                         compensated.                             SEI Institutional
                                                                                                  International Trust, SEI
                                                                                                  Institutional Investments
                                                                                                  Trust, SEI Institutional
                                                                                                  Managed Trust, SEI Liquid
                                                                                                  Asset Trust, SEI Tax
                                                                                                  Exempt Trust, and SEI
                                                                                                  Alpha Strategy
                                                                                                  Portfolios, L.P.,
                                                                                                  Director of SEI Global
                                                                                                  Master Fund, plc, SEI
                                                                                                  Global Assets Fund, plc,
                                                                                                  SEI Global Investments
                                                                                                  Fund, plc, SEI
                                                                                                  Investments Global,
                                                                                                  Limited, SEI Investments
                                                                                                  -- Global Fund Services,
                                                                                                  Limited, SEI Investments
                                                                                                  (Europe), Limited, SEI
                                                                                                  Investments -- Unit Trust
                                                                                                  Management (UK), Limited,
                                                                                                  SEI Global Nominee Ltd.,
                                                                                                  SEI Opportunity Fund,
                                                                                                  L.P., SEI Structured
                                                                                                  Credit Fund, L.P., and
                                                                                                  SEI Multi-Strategy Funds
                                                                                                  plc.

WILLIAM M.DORAN            Trustee       (Since 1992)    Self-employed                  34        Trustee of The Advisors'
1701 Market Street                                       consultant since 2003.                   Inner Circle Fund II,
Philadelphia, PA                                         Partner, Morgan, Lewis                   Bishop Street Funds, SEI
19103 68 yrs. old                                        & Bockius LLP (law                       Asset Allocation Trust,
                                                         firm) from 1976 to                       SEI Daily Income Trust,
                                                         2003, counsel to the                     SEI Institutional
                                                         Trust, SEI, SIMC, the                    International Trust, SEI
                                                         Administrator and the                    Institutional Investments
                                                         Distributor. Secretary                   Trust, SEI Institutional
                                                         of SEI since 1978.                       Managed Trust, SEI Liquid
                                                                                                  Asset Trust, SEI Tax
                                                                                                  Exempt Trust, and SEI
                                                                                                  Alpha Strategy
                                                                                                  Portfolios, L.P.,
                                                                                                  Director of SEI since
                                                                                                  1974. Director of the
                                                                                                  Distributor since 2003.
                                                                                                  Director of SEI
                                                                                                  Investments -- Global Fund
                                                                                                  Services, Limited, SEI
                                                                                                  Investments Global,
                                                                                                  Limited, SEI Investments
                                                                                                  (Europe), Limited, SEI
                                                                                                  Investments (Asia),
                                                                                                  Limited and SEI Asset
                                                                                                  Korea Co., Ltd.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                       26 & 27

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

TRUSTEES AND OFFICERS OF THE ADVISORS'INNER CIRCLE FUND (UNAUDITED)

                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                                                                      IN THE
                                                                                     ADVISORS'
                                           TERM OF                                 INNER CIRCLE
                         POSITION(S)      OFFICE AND                                   FUND
    NAME,ADDRESS,          HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY      OTHER DIRECTORSHIPS
        AGE(1)            THE TRUST     TIME SERVED(2)     DURING PAST 5 YEARS     BOARD MEMBER     HELD BY BOARD MEMBER(3)
---------------------   -------------   --------------   -----------------------   ------------   -------------------------
INDEPENDENT BOARD
MEMBERS

JAMES M.STOREY             Trustee       (Since 1994)    Attorney, sole                 34        Trustee of The Advisors'
77 yrs. old                                              practitioner since                       Inner Circle Fund II,
                                                         1994. Partner, Dechert                   Bishop Street Funds, SEI
                                                         Price & Rhoads,                          Asset Allocation Trust,
                                                         September 1987-                          SEI Daily Income Trust,
                                                         December 1993.                           SEI Institutional
                                                                                                  International Trust, SEI
                                                                                                  Institutional Investments
                                                                                                  Trust, SEI Institutional
                                                                                                  Managed Trust, SEI Liquid
                                                                                                  Asset Trust, SEI Tax
                                                                                                  Exempt Trust, and SEI
                                                                                                  Alpha Strategy
                                                                                                  Portfolios, L.P.,
                                                                                                  Massachusetts Health and
                                                                                                  Education Tax-Exempt
                                                                                                  Trust, and U.S.
                                                                                                  Charitable Gift Trust.

GEORGE J.SULLIVAN,JR.      Trustee       (Since 1999)    Self-Employed                  34        Trustee of The
65 yrs. old                                              Consultant, Newfound                     Advisors'Inner Circle
                                                         Consultants Inc. since                   Fund II, Bishop Street
                                                         April 1997.                              Funds, SEI Asset
                                                                                                  Allocation Trust, SEI
                                                                                                  Daily Income Trust, SEI
                                                                                                  Institutional
                                                                                                  International Trust, SEI
                                                                                                  Institutional Investments
                                                                                                  Trust, SEI Institutional
                                                                                                  Managed Trust, SEI Liquid
                                                                                                  Asset Trust, SEI Tax
                                                                                                  Exempt Trust, and SEI
                                                                                                  Alpha Strategy
                                                                                                  Portfolios, L.P., State
                                                                                                  Street Navigator
                                                                                                  Securities Lending Trust,
                                                                                                  SEI Opportunity Fund,
                                                                                                  L.P., and SEI Structured
                                                                                                  Credit Fund, L.P.

BETTY L.KRIKORIAN          Trustee       (Since 2005)    Vice President                 34        Trustee of The
65 yrs. old                                              Compliance, AARP                         Advisors'Inner Circle
                                                         Financial Inc. since                     Fund II and Bishop Street
                                                         September 2008.                          Funds.
                                                         Self-Employed Legal and
                                                         Financial Services
                                                         Consultant since 2003.
                                                         In-house Counsel, State
                                                         Street Bank Global
                                                         Securities and Cash
                                                         Operations from 1995 to
                                                         2003.

CHARLES E.CARLBOM          Trustee       (Since 2005)    Self-Employed Business         34        Director, Crown Pacific,
74 yrs. old                                              Consultant, Business                     Inc. and Trustee of The
                                                         Project Inc. since                       Advisors'Inner Circle
                                                         1997. CEO and                            Fund II and Bishop Street
                                                         President, United                        Funds.
                                                         Grocers Inc. from 1997
                                                         to 2000.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                       28 & 29

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

TRUSTEES AND OFFICERS OF THE ADVISORS'INNER CIRCLE FUND (UNAUDITED)

                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                                                                      IN THE
                                                                                     ADVISORS'
                                                                                   INNER CIRCLE
                                           TERM OF                                     FUND
                         POSITION(S)      OFFICE AND                                OVERSEEN BY
    NAME,ADDRESS,          HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)   BOARD MEMBER   OTHER DIRECTORSHIPS HELD
        AGE(1)            THE TRUST     TIME SERVED(2)     DURING PAST 5 YEARS       /OFFICER     BY BOARD MEMBER/OFFICER(3)
---------------------   -------------   --------------   -----------------------   ------------   --------------------------
INDEPENDENT BOARD
MEMBERS (CONTINUED)

MITCHELL A.JOHNSON         Trustee       (Since 2005)    Private Investor since         34        Trustee of The
66 yrs. old                                              1994.                                    Advisors'Inner Circle
                                                                                                  Fund II, and Bishop
                                                                                                  Street Funds, SEI Asset
                                                                                                  Allocation Trust, SEI
                                                                                                  Daily Income Trust, SEI
                                                                                                  Institutional
                                                                                                  International Trust, SEI
                                                                                                  Institutional Investments
                                                                                                  Trust, SEI Institutional
                                                                                                  Managed Trust, SEI Liquid
                                                                                                  Asset Trust, SEI Tax
                                                                                                  Exempt Trust, and SEI
                                                                                                  Alpha Strategy
                                                                                                  Portfolios, L.P.

JOHN K.DARR                Trustee       (Since 2008)    CEO, Office of Finance,        34        Director of Federal Home
64 yrs. old                                              FHL Banks from 1992 to                   Loan Bank of Pittsburgh
                                                         2007.                                    and Manna, Inc. and
                                                                                                  Trustee of The
                                                                                                  Advisors'Inner Circle
                                                                                                  Fund II and Bishop Street
                                                                                                  Funds.

OFFICERS

PHILIP T.MASTERSON        President      (Since 2008)    Managing Director of           N/A                  N/A
44 yrs. old                                              SEI Investments since
                                                         2006. Vice President
                                                         and Assistant Secretary
                                                         of the Administrator
                                                         from 2004 to 2006.
                                                         General Counsel of
                                                         Citco Mutual Fund
                                                         Services from 2003 to
                                                         2004. Vice President
                                                         and Associate Counsel
                                                         for the Oppenheimer
                                                         Funds from 2001 to
                                                         2003.

MICHAEL LAWSON            Treasurer,     (Since 2005)    Director, SEI                  N/A                  N/A
48 yrs. old               Controller                     Investments, Fund
                          and Chief                      Accounting since July
                          Financial                      2005. Manager, SEI
                           Officer                       Investments, Fund
                                                         Accounting from April
                                                         1995 to February 1998
                                                         and November 1998 to
                                                         July 2005.

RUSSELL EMERY               Chief        (Since 2006)    Director of Investment         N/A                  N/A
45 yrs. old               Compliance                     Product Management and
                           Officer                       Development at SEI
                                                         Investments since
                                                         February 2003. Senior
                                                         Investment Analyst,
                                                         Equity team at SEI
                                                         Investments from March
                                                         2000 to February 2003.

(1) Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                      30 & 31

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

TRUSTEES AND OFFICERS OF THE ADVISORS'INNER CIRCLE FUND (UNAUDITED)

                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                                                                      IN THE
                                                                                     ADVISORS'
                                           TERM OF                                 INNER CIRCLE
                         POSITION(S)      OFFICE AND                                   FUND
    NAME,ADDRESS,          HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY      OTHER DIRECTORSHIPS
        AGE(1)            THE TRUST       TIME SERVED      DURING PAST 5 YEARS        OFFICER          HELD BY OFFICER
---------------------   -------------   --------------   -----------------------   ------------   -------------------------
OFFICERS (CONTINUED)

JOSEPH M.GALLO               Vice        (Since 2007)    Corporate Counsel of           N/A                  N/A
35 yrs. old             President and                    SEI since 2007;
                          Secretary                      Associate Counsel, ICMA
                                                         Retirement Corporation
                                                         2004-2007; Federal
                                                         Investigator, U.S.
                                                         Department of Labor
                                                         2002-2004; U.S.
                                                         Securities and Exchange
                                                         Commission-Division of
                                                         Investment Management,
                                                         2003.

CAROLYN F.MEAD               Vice        (Since 2007)    Corporate Counsel of           N/A                  N/A
51 yrs. old             President and                    SEI since 2007;
                          Assistant                      Associate, Stradley,
                          Secretary                      Ronon, Stevens & Young
                                                         2004-2007; Counsel, ING
                                                         Variable Annuities,
                                                         1999-2002.

JAMES NDIAYE                 Vice        (Since 2004)    Employed by SEI                N/A                  N/A
40 yrs. old             President and                    Investments Company
                          Assistant                      since 2004. Vice
                          Secretary                      President, Deutsche
                                                         Asset Management from
                                                         2003-2004. Associate,
                                                         Morgan, Lewis & Bockius
                                                         LLP from 2000-2003.
                                                         Counsel, Assistant Vice
                                                         President, ING Variable
                                                         Annuities Group from
                                                         1999-2000.

TIMOTHY D.BARTO              Vice        (Since 2000)    General Counsel, Vice          N/A                  N/A
40 yrs. old             President and                    President and Secretary
                          Assistant                      of SEI Investments
                          Secretary                      Global Funds Services
                                                         since 1999; Associate,
                                                         Dechert (law firm) from
                                                         1997-1999; Associate,
                                                         Richter, Miller & Finn
                                                         (law firm) from
                                                         1994-1997.

ANDREW S.DECKER          AML Officer     (Since 2008)    Compliance Officer and         N/A                  N/A
45 yrs. old                                              Product Manager, SEI,
                                                         2005-2008. Vice
                                                         President, Old Mutual
                                                         Capital, 2000-2005.
                                                         Operations Director,
                                                         Prudential Investments,
                                                         1998-2000.

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.


                                       32 &33

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have an October 31, 2008 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2008, the Portfolio is designating the following items with regard to distributions paid during the year.

                                                  DIVIDENDS
                                                  QUALIFYING
                                                     FOR                                                 QUALIFIED
                                                  CORPORATE                                                SHORT-
  LONG TERM        ORDINARY                       DIVIDENDS     QUALIFYING       U.S.       QUALIFYING      TERM
 CAPITAL GAIN       INCOME          TOTAL         RECEIVABLE     DIVIDEND     GOVERNMENT     INTEREST     CAPITAL
DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DEDUCTION (1)   INCOME (2)   INTEREST (3)   INCOME (4)    GAIN (5)
-------------   -------------   -------------   -------------   ----------   ------------   ----------   ---------
    91.40%          8.60%          100.00%          81.81%        81.71%         0.00%         8.95%      100.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS.

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS DESIGNATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME
     DISTRIBUTIONS." IT IS THE INTENTION OF THE PORTFOLIO TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME. GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF THE ADVISORS'INNER CIRCLE FUND - ICM SMALL COMPANY PORTFOLIO WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

(5) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING SHORT-TERM CAPITAL GAIN" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2008. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2008 FORM 1099-DIV.

                                      NOTES

                                      NOTES

                           ICM SMALL COMPANY PORTFOLIO
                                P.O. Box 219009
                             Kansas City, MO 64121
                                  866-234-5426

                                    ADVISER:
                     Investment Counselors of Maryland, LLC
                              803 Cathedral Street
                               Baltimore, MD 21201

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

    This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ICM-AR-001-0700

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ ------------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(a)       Audit        $246,200           $0               $0           $210,200            $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(b)       Audit-
          Related         $0              $0               $0              $0               $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(c)       Tax Fees        $0              $0               $0              $0               $0              $0

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(d)       All             $0              $0               $0              $0               $0              $0
          Other
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ -----------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(a)       Audit        $316,360           N/A             N/A           $353,110          N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(b)       Audit-
          Related        N/A              N/A             N/A             N/A             N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(c)       Tax Fees       N/A              N/A             N/A             N/A             N/A             N/A

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------




(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%               0%

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%               0%

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%               0%

                  --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%              N/A

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%              N/A

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%              N/A

                  --------------------------- ---------------- ---------------

(f)    Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.   EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        ------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO
Date:  December 28, 2008


* Print the name and title of each signing officer under his or her signature.